Note 15 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
				Notional Amount
Agreement date	Counterparty	Effective (start) date:	Original Termination Date:	As of December 31, 2018	As of December 31, 2019
						Fixed rate
June 3, 2016	ABN Amro Bank	April 13, 2018	Ju1y 13, 2021	$15,663	$14,113	1.4425%
December 19, 2016	ABN Amro Bank	December 21, 2016	January 13, 2022	$16,575	$14,888	2.0800%
December 19, 2016	ABN Amro Bank	December 21, 2016	August 10, 2022	$15,050	-	2.1250%
March 29, 2018	Alpha Bank	March 29, 2018	February 25, 2025	20,700	$19,100	2.9700%
March 29, 2017	NORD/LB BANK	May 17, 2017	May 17, 2023	$18,071	-	2.1900%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
2014 Warrants Outstanding December 31, 2018	2014 Warrant Shares Outstanding December 31, 2018	Term (years)	Warrant Exercise Price*	Fair Value – Liability December 31, 2018
1,976,389	424,923	5	$11.60	1,915
Class B Warrants Outstanding December 31, 2019	Class B Warrant Shares Outstanding December 31, 2019	Term (months)	Warrant Exercise Price*	Fair Value – Liability December 31, 2019
4,200,000	4,200,000	18	$1.00	609

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurement at Reporting Date
As of December 31, 2018	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Non-current asset (Interest Rate Swaps)	1,153	-	1,153	-
Non-current liability (Interest Rate Swaps)	359	-	359
Current liability (2014 Warrants)	1,915	-	-	1,915
As of December 31, 2019
Current asset (Interest Rate Swaps)	82	-	82	-
Current liability (Interest Rate Swaps)	113	-	113
Non-current liability (Interest Rate Swaps)	985	-	985
Non-current liability (Class B Warrants)	609			609

Fair Value Measurements, Nonrecurring [Table Text Block]
		Fair Value Measurement at Reporting Date
	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
As of December 31, 2019
Assets held for sale	43,271	-	43,271	-
Investments in unconsolidated joint ventures	19,306	-	19,306	-

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Closing balance – December 31, 2017	3,332
Change in fair value of 2014 Warrants, included in (Loss)/gain on derivative financial instruments in the consolidated statements of comprehensive loss	(1,417)
Closing balance – December 31, 2018	1,915
Change in fair value of 2014 Warrants, included in (Loss)/gain on derivative financial instruments in the consolidated statements of comprehensive loss	(1,915)
Initial measurement of Class B Warrants at inception	997
Change in fair value of Class B Warrants, included in (Loss)/gain on derivative financial instruments in the consolidated statements of comprehensive loss	(388)
Closing balance – December 31, 2019	609

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2018	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Input Value December 31, 2018
2014 Warrants	1,915	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	110%
Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2019	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Input Value December 31, 2019
Class B Warrants	609	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	132%

Derivative Instruments, Gain (Loss) [Table Text Block]
	Amount of gain/(loss) recognized in Statement of comprehensive (loss)/gain located in Loss on derivate financial instruments
	2017	2018	2019
Interest rate swaps- change in fair value	431	404	(841)
Interest rate swaps– realized gain/(loss)	(476)	-	139
2014 Warrants- change in fair value	(256)	1,417	1,915
Class B Warrants- change in fair value	-	-	388
Total	(301)	1,821	1,601

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized (Loss) on cash flow hedges
Balance, December 31, 2018	-
Effective portion of changes in fair value of interest swap contracts	(1,361)
Balance, December 31, 2019	(1,361)